Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Cash, cash equivalents and short-term deposits include the following:

Cash, cash equivalents and short-term deposits include the following:

	June 30,	December 31,
€ in thousand	2022	2021
Cash on hand	8	3
Cash at bank	336,169	346,639
Restricted cash	48	44
Cash and cash equivalents	336,225	346,686